Related Party Balances, Transactions and Arrangements - Due from/to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Due from:
Due from related parties	$ 52	¥ 322	¥ 401
Due to:
Due to related parties			287
CSH and its subsidiaries [Member]
Due from:
Due from related parties			87
Due to:
Due to related parties			287
GDI and its subsidiaries ("GDI Group") [Member]
Due from:
Due from related parties	1	2	2
Hanny and its subsidiaries (except GDI Group) [Member]
Due from:
Due from related parties	$ 51	¥ 320	¥ 312